Average Annual Total Returns			24 Months Ended	49 Months Ended
		Jun. 06, 2025	Dec. 31, 2024	Dec. 31, 2024
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.25%	(2.06%)
Performance Inception Date		Dec. 07, 2020
Abacus Flexible Bond Leaders Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Abacus Flexible Bond Leaders Index1 (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		4.20%	(0.88%)
Performance Inception Date		Dec. 07, 2020
Abacus Flexible Bond Leaders ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.32%	(0.17%)
Performance Inception Date		Dec. 07, 2020
Abacus Flexible Bond Leaders ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			(0.52%)	(2.69%)
Abacus Flexible Bond Leaders ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent			3.12%	(1.17%)

[1]	Because the Underlying Index did not reposition until June 6, 2025, which is after the date of the Average Annual Total Returns presented above, the information provided is for the Underlying Index prior to the Repositioning, which was formerly known as the Abacus Tactical High Yield Index.